Fair Value Measurements - Summary Of Change In The Level 3 Warrant Liability (Details) - Level 3 [Member] - Warrant [Member] $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of April 5, 2021 (transaction day)	$ 7,624
Change in fair value	512
Fair value as of June 30, 2021	$ 8,136